Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933



                                                                   June 12, 2007

              Supplement to the Class A, Class B and Class C Shares
       Prospectus, Class P Shares Prospectus, Class R Shares Prospectus,
                    Class Y Shares Prospectus and Class Z
                  Shares Prospectus, as in effect and as may
                               be amended, of:



Fund                                                           Prospectus Date

Pioneer AmPac Growth Fund                                              5/1/07
Pioneer AMT-Free CA Municipal Fund                                     5/1/07
Pioneer AMT-Free Municipal Fund                                        5/1/07
Pioneer Bond Fund                                                      11/1/06
Pioneer Cullen Value Fund                                              11/1/06
Pioneer Classic Balanced Fund                                          11/6/06
Pioneer Emerging Markets Fund                                          4/1/07
Pioneer Equity Income Fund                                             3/1/07
Pioneer Equity Opportunity Fund                                        4/1/07
Pioneer Europe Select Equity Fund                                      1/1/07
Pioneer Floating Rate Fund                                             2/14/07
Pioneer Fund                                                           5/1/07
Pioneer Fundamental Growth Fund                                        8/1/06
Pioneer Global High Yield Fund                                         3/1/07
Pioneer Global Select Equity Fund                                      1/1/07
Pioneer Government Income Fund                                         11/6/06
Pioneer Growth Leaders Fund                                            5/1/07
Pioneer Growth Opportunities Fund                                      5/1/07
Pioneer Growth Shares                                                  5/1/07
Pioneer High Income Municipal Fund                                     10/13/06
Pioneer High Yield Fund                                                3/1/07
Pioneer Ibbotson Aggressive Allocation Fund                            12/1/06
Pioneer Ibbotson Conservative Allocation Fund                          12/1/06
Pioneer Ibbotson Growth Allocation Fund                                12/1/06
Pioneer Ibbotson Moderate Allocation Fund                              12/1/06
Pioneer Independence Fund                                              4/30/07
Pioneer International Core Equity Fund                                 11/6/06
Pioneer International Equity Fund                                      8/1/06
Pioneer International Value Fund                                       4/1/07
Pioneer Mid Cap Growth Fund                                            2/1/07
Pioneer Mid Cap Value Fund                                             3/1/07
Pioneer Oak Ridge All Cap Growth Fund                                  10/13/06
Pioneer Oak Ridge Large Cap Growth Fund                                4/1/07
Pioneer Oak Ridge Small Cap Growth Fund                                4/1/07
Pioneer Real Estate Shares                                             5/1/07
Pioneer Research Fund                                                  5/1/07
Pioneer Select Equity Fund                                             4/1/07
Pioneer Select Research Growth Fund                                    1/1/07
Pioneer Select Research Value Fund                                     1/1/07
Pioneer Select Value Fund                                              7/1/06
Pioneer Short Term Income Fund                                         1/1/07
Pioneer Small Cap Value Fund                                           4/1/07
Pioneer Small and Mid Cap Growth Fund                                  5/1/07
Pioneer Strategic Income Fund                                          2/1/07
Pioneer Tax Free Income Fund                                           5/1/07
Pioneer Value Fund                                                     2/1/07

Effective August 1, 2007, the following language should be added as the final paragraphs in the section entitled "Excessive trading":

To limit the negative effects of excessive trading on the fund, the fund has adopted the following restriction on investor transactions. If an investor redeems $5,000 or more (including redemptions that are a part of an exchange transaction) from the fund, that investor shall be prevented (or "blocked") from purchasing shares of the fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to systematic withdrawal plan transactions, transactions made through employer-sponsored retirement plans described under Section 401(a), 403(b) or 457 of the Internal Revenue Code or employee benefit plans, scheduled (Internal Revenue Code Section 72(t) election) or mandatory (required minimum distribution) withdrawals from IRAs, rebalancing transactions made through certain asset allocation or "wrap" programs, or to transactions by other Pioneer funds that invest in the fund. This policy does not apply to purchase or redemption transactions of less than $5,000 or to the Pioneer money market funds. Purchases pursuant to the reinstatement privilege (for Class A and Class B shares) are subject to this policy.

We rely on financial intermediaries that maintain omnibus accounts to apply to their customers either the fund's policy described above or their own policies or restrictions designed to limit excessive trading of fund shares. However, we do not impose this policy at the omnibus account level.

The section entitled "Shareholder account policies - Exchange limitation" and other references to the exchange limitation throughout the prospectus, including in the section entitled "Excessive trading," are hereby deleted.


                                                            48688/ 20883-00-0507
                                        (C) 2007 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC